Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$13,527	$13,527	$9,575	$9,575
Debt securities - fair value through profit or loss	77,834	77,834	67,894	67,894
Debt securities - available-for-sale(1)	11,255	11,255	13,712	13,712
Equity securities - fair value through profit or loss	6,369	6,369	4,474	4,474
Equity securities - available-for-sale	262	262	313	313
Mortgages and loans(1)	49,946	56,231	48,222	52,028
Derivative assets	2,160	2,160	1,548	1,548
Other invested assets - fair value through profit or loss(2)	3,339	3,339	3,016	3,016
Other invested assets - available-for-sale(2)	828	828	813	813
Policy loans	3,265	3,265	3,218	3,218
Total financial assets(3)	$168,785	$175,070	$152,785	$156,591

(1)    As at December 31, 2020, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $11,159 of Debt securities - AFS ($13,602 as at December 31, 2019), $51,480 of Mortgages and loans supporting insurance contract liabilities ($47,398 as at December 31, 2019), and $4,741 of Mortgages and loans not supporting insurance contract liabilities ($4,315 as at December 31, 2019).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,912 ($161,619 as at December 31, 2019) includes Total financial assets in this table, Investment properties of $7,516 ($7,306 as at December 31, 2019), and Other invested assets - non-financial assets of $1,611 ($1,528 as at December 31, 2019).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities -available-for-sale	Other invested assets	Investmentproperties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)
December 31, 2019
Beginning balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648
Acquisitions	—	—	—	—	13	—	13	—	13
Included in net income(1)(2)(3)	28	—	(2)	(23)	(80)	238	161	45	206
Included in OCI(2)	—	4	—	2	13	—	19	—	19
Purchases	85	35	5	22	521	689	1,357	152	1,509
Sales / Payments	(49)	—	(9)	—	(122)	(701)	(881)	(59)	(940)
Settlements	(40)	—	—	—	—	—	(40)	(1)	(41)
Transfers into Level 3(4)	15	—	—	—	—	—	15	—	15
Transfers (out) of Level 3(4)(6)	(159)	(31)	(4)	—	(110)	—	(304)	(1,178)	(1,482)
Foreign currency translation(5)	(5)	(1)	(4)	(2)	(31)	(77)	(120)	(6)	(126)
Ending balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$4	$—	$(3)	$—	$(78)	$272	$195	$25	$220

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $19 ($305 in 2019), net of amortization of leasing commissions and tenant inducements of $82 ($67 in 2019). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    An update of certain specific criteria used to determine the leveling classification of the financial instruments was made in 2019 to align with industry practice. This resulted in transfers out of Level 3, including $1,178 for Investments for account of segregated fund holders as well as $110 for Other invested assets, and transferred into Level 2 based on the availability of observable inputs and other criteria.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2020	2019
Cash	$2,498	$1,656
Cash equivalents	8,156	5,059
Short-term securities	2,873	2,860
Cash, cash equivalents and short-term securities	13,527	9,575
Less: Bank overdraft, recorded in Other liabilities	6	30
Net cash, cash equivalents and short-term securities	$13,521	$9,545
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$34,005	$4,685	$38,690	$28,221	$5,031	$33,252
United States	27,183	3,984	31,167	24,224	5,822	30,046
United Kingdom	4,592	487	5,079	4,874	528	5,402
Other	12,054	2,099	14,153	10,575	2,331	12,906
Balance	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$4,560	$1,929	$6,489	$3,890	$2,556	$6,446
Canadian provincial and municipal government	16,909	1,333	18,242	13,826	1,139	14,965
U.S. government and agency	1,678	797	2,475	1,748	1,363	3,111
Other foreign government	5,281	823	6,104	5,181	736	5,917
Total government issued or guaranteed debt securities	28,428	4,882	33,310	24,645	5,794	30,439
Corporate debt securities by industry sector:
Financials	10,644	1,212	11,856	9,341	1,585	10,926
Utilities	7,561	682	8,243	6,693	565	7,258
Industrials	5,659	567	6,226	4,800	629	5,429
Energy	4,452	350	4,802	3,867	365	4,232
Communication services	3,644	322	3,966	3,075	471	3,546
Real estate	2,438	329	2,767	2,595	368	2,963
Health care	1,986	186	2,172	1,886	236	2,122
Consumer staples	1,893	158	2,051	1,703	221	1,924
Consumer discretionary	1,606	165	1,771	1,268	219	1,487
Materials	1,473	152	1,625	1,331	212	1,543
Information technology	1,308	187	1,495	1,122	213	1,335
Total corporate debt securities	42,664	4,310	46,974	37,681	5,084	42,765
Asset-backed securities	6,742	2,063	8,805	5,568	2,834	8,402
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2020	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,963	$1,747	$—	$—	$3,710
Office	1,635	1,846	—	—	3,481
Multi-family residential	3,950	1,681	—	—	5,631
Industrial and land	996	949	—	—	1,945
Other	575	86	—	—	661
Total mortgages(1)	$9,119	$6,309	$—	$—	$15,428
Loans	$13,107	$13,773	$3,798	$3,840	$34,518
Total mortgages and loans	$22,226	$20,082	$3,798	$3,840	$49,946

(1)    $4,008 of mortgages in Canada are insured by the CMHC.

As at December 31, 2019	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,981	$1,921	$—	$—	$3,902
Office	1,854	2,068	—	—	3,922
Multi-family residential	3,900	1,791	—	—	5,691
Industrial and land	861	1,037	—	—	1,898
Other	714	98	—	—	812
Total mortgages(1)	$9,310	$6,915	$—	$—	$16,225
Loans	$13,249	$11,994	$3,297	$3,457	$31,997
Total mortgages and loans	$22,559	$18,909	$3,297	$3,457	$48,222

(1)    $3,966 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$3,048	$721	$3,769	$2,094	$2,025	$4,119
Due in years 2-5	10,526	3,549	14,075	9,692	3,954	13,646
Due in years 6-10	10,459	3,540	13,999	9,655	3,301	12,956
Due after 10 years	53,801	3,445	57,246	46,453	4,432	50,885
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$1,230	$1,099
Due in years 2-5	5,465	5,255
Due in years 6-10	5,884	6,787
Due after 10 years	2,915	3,154
Total mortgages	$15,494	$16,295

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$2,192	$1,834
Due in years 2-5	6,954	6,872
Due in years 6-10	6,670	5,449
Due after 10 years	18,751	17,889
Total loans	$34,567	$32,044

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$12,428	$1,099	$—	$13,527	$9,044	$531	$—	$9,575
Debt securities - fair value through profit or loss	1,537	76,072	225	77,834	1,641	66,005	248	67,894
Debt securities - available-for-sale	796	10,392	67	11,255	1,363	12,299	50	13,712
Equity securities - fair value through profit or loss	3,777	2,411	181	6,369	1,868	2,418	188	4,474
Equity securities - available-for-sale	144	71	47	262	152	126	35	313
Derivative assets	36	2,124	—	2,160	20	1,528	—	1,548
Other invested assets	1,094	428	2,645	4,167	1,000	384	2,445	3,829
Investment properties	—	—	7,516	7,516	—	—	7,306	7,306
Total invested assets measured at fair value	$19,812	$92,597	$10,681	$123,090	$15,088	$83,291	$10,272	$108,651
Investments for account of segregated fund holders	26,832	98,539	550	125,921	26,380	90,044	549	116,973
Total assets measured at fair value	$46,644	$191,136	$11,231	$249,011	$41,468	$173,335	$10,821	$225,624
Liabilities
Investment contract liabilities	$—	$—	$2	$2	$—	$—	$2	$2
Derivative liabilities	13	1,731	—	1,744	14	2,026	—	2,040
Total liabilities measured at fair value	$13	$1,731	$2	$1,746	$14	$2,026	$2	$2,042
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2020	2019
Fair value change:
Cash, cash equivalents and short-term securities	$(10)	$(2)
Debt securities	5,209	5,686
Equity securities	357	629
Derivative investments	1,306	772
Other invested assets	(3)	77
Total change in fair value through profit or loss assets and liabilities	6,859	7,162
Fair value changes on investment properties	19	305
Foreign exchange gains (losses)(1)	(18)	(349)
Fair value and foreign currency changes on assets and liabilities	$6,860	$7,118

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$12,428	$1,099	$—	$13,527	$9,044	$531	$—	$9,575
Debt securities - fair value through profit or loss	1,537	76,072	225	77,834	1,641	66,005	248	67,894
Debt securities - available-for-sale	796	10,392	67	11,255	1,363	12,299	50	13,712
Equity securities - fair value through profit or loss	3,777	2,411	181	6,369	1,868	2,418	188	4,474
Equity securities - available-for-sale	144	71	47	262	152	126	35	313
Derivative assets	36	2,124	—	2,160	20	1,528	—	1,548
Other invested assets	1,094	428	2,645	4,167	1,000	384	2,445	3,829
Investment properties	—	—	7,516	7,516	—	—	7,306	7,306
Total invested assets measured at fair value	$19,812	$92,597	$10,681	$123,090	$15,088	$83,291	$10,272	$108,651
Investments for account of segregated fund holders	26,832	98,539	550	125,921	26,380	90,044	549	116,973
Total assets measured at fair value	$46,644	$191,136	$11,231	$249,011	$41,468	$173,335	$10,821	$225,624
Liabilities
Investment contract liabilities	$—	$—	$2	$2	$—	$—	$2	$2
Derivative liabilities	13	1,731	—	1,744	14	2,026	—	2,040
Total liabilities measured at fair value	$13	$1,731	$2	$1,746	$14	$2,026	$2	$2,042

Debt securities - fair value through profit or loss consist of the following:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$4,546	$14	$4,560	$—	$3,875	$15	$3,890
Canadian provincial and municipal government	—	16,909	—	16,909	—	13,811	15	13,826
U.S. government and agency	1,537	141	—	1,678	1,641	106	1	1,748
Other foreign government	—	5,274	7	5,281	—	5,172	9	5,181
Corporate	—	42,507	157	42,664	—	37,508	173	37,681
Asset-backed securities:
Commercial mortgage-backed securities	—	2,199	6	2,205	—	1,753	6	1,759
Residential mortgage-backed securities	—	2,459	—	2,459	—	2,176	—	2,176
Collateralized debt obligations	—	389	—	389	—	157	—	157
Other	—	1,648	41	1,689	—	1,447	29	1,476
Total debt securities - fair value through profit or loss	$1,537	$76,072	$225	$77,834	$1,641	$66,005	$248	$67,894

Debt securities - available-for-sale consist of the following:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$1,929	$—	$1,929	$—	$2,556	$—	$2,556
Canadian provincial and municipal government	—	1,333	—	1,333	—	1,139	—	1,139
U.S. government and agency	796	1	—	797	1,363	—	—	1,363
Other foreign government	—	822	1	823	—	735	1	736
Corporate	—	4,258	52	4,310	—	5,039	45	5,084
Asset-backed securities:
Commercial mortgage-backed securities	—	750	2	752	—	777	—	777
Residential mortgage-backed securities	—	292	—	292	—	362	—	362
Collateralized debt obligations	—	531	—	531	—	730	—	730
Other	—	476	12	488	—	961	4	965
Total debt securities - available-for-sale	$796	$10,392	$67	$11,255	$1,363	$12,299	$50	$13,712
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2020	2019
Fair value change:
Cash, cash equivalents and short-term securities	$(10)	$(2)
Debt securities	5,209	5,686
Equity securities	357	629
Derivative investments	1,306	772
Other invested assets	(3)	77
Total change in fair value through profit or loss assets and liabilities	6,859	7,162
Fair value changes on investment properties	19	305
Foreign exchange gains (losses)(1)	(18)	(349)
Fair value and foreign currency changes on assets and liabilities	$6,860	$7,118

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.

Schedule of interest and other investment income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2020	2019
Interest income:
Cash, cash equivalents and short-term securities	$71	$164
Debt securities - fair value through profit or loss	2,485	2,395
Debt securities - available-for-sale	317	411
Mortgages and loans	2,189	2,208
Derivative investments	46	30
Policy loans	188	188
Total interest income	5,296	5,396
Equity securities - dividends on fair value through profit or loss	165	137
Equity securities - dividends on available-for-sale	4	8
Investment properties rental income(1)	551	575
Investment properties expenses	(243)	(252)
Other income	(154)	196
Investment expenses and taxes	(212)	(205)
Total interest and other investment income	$5,407	$5,855

(1) Includes operating lease rental income from investment properties.

Schedule of fair values of derivative assets and liabilities by type of hedge
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2020		2019
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$1,409	$(340)	$1,198	$(517)
Foreign exchange contracts	659	(1,382)	242	(1,516)
Other contracts	92	(22)	108	(7)
Total derivatives	$2,160	$(1,744)	$1,548	$(2,040)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2020			2019
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$61,680	$2,140	$(1,722)	$60,707	$1,517	$(1,831)
Fair value hedges	278	5	(2)	616	—	(208)
Cash flow hedges	834	15	(20)	808	31	(1)
Total derivatives	$62,792	$2,160	$(1,744)	$62,131	$1,548	$(2,040)

(1)    Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2020	2019
Fair value hedging ineffectiveness:
Gains (losses) on the hedged items attributable to the hedged risk	$(209)	$71
Gains (losses) on the hedging derivatives	207	(64)
Net ineffectiveness on fair value hedges	$(2)	$7